Finance Costs (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance cost explanatory [Abstract]
Interest expense on bank borrowings	$ 2,442,872	$ 2,519,839	$ 2,072,458
Interest expense on others	220,733	348,022	635,429
Finance costs	$ 2,663,605	$ 2,867,861	$ 2,707,887